GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.6 - Schedule 3

Client Name:
Client Project Name:	GSMBS 2023-PJ1
Start - End Dates:	1/6/2022 - 1/14/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

0 - Total Active Conditions

2 - Total Satisfied Conditions

1 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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Client Name:
Client Project Name:	GSMBS 2023-PJ1
Start - End Dates:	1/6/2022 - 1/14/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	XXXXXX	XXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1749: Additional documented income not used in qualifying
- Clayton Comments:  The pay stubs reflect both borrowers receive Bonus income which was not used to qualify for the mortgage.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrowers documented $XXXX in available liquid assets; however, the $XXXX deposit into XXX on XXX did not have source documentation provided so it was deducted from the amount of available assets bringing the total to $XXXX- $XXXX funds to close  - $XXXXfor XXXX months PITI reserves on the subject as required by lender guidelines - $XXXX reserves required on the 2nd financed property owned = $XXXX/$XXXX [$XXXX subject PITI + $XXXX for other finance property] = XXXX months reserves for both properties.

CFCFS1736: Significant time at current residence
- Clayton Comments:  The borrowers have occupied the subject property for 21 years

XXXX	XXXXXX	XXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	A	A	D	A	C	A	D	A	A	A	D	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	XXXX	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No	Zero tolerance of $300.00 due to non-shopped (Appraisal) fees increased with invalid reason in file. Provide COC PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of consummation.	1/21/2022: Client provided detailed COC for increase in Appraisal fee.	1/21/2022: Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is XX% and guidelines allow XX%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The lowest middle credit score is XXX and guidelines allow a credit score of XXX

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrowers documented $XXXX in available liquid assets - $XXX for funds to close = $XXXX remaining assets - $XXXX for XXXX months PITIA reserves on the subject as required by lender guidelines - $XXXX required reserves on the other financed property XXX = $XXXX/ $XXXX PITIA payments on both financed properties = XXXX months additional reserves for both properties.

XXXX	XXXXXX	XXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	A	A	D	A	C	A	D	A	A	A	D	A	C	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	XXXX	Missing updated valuation	No	Provide a 3rd party review appraisal	1/24/2022 - Lender provided the appraisal dated XXX and the 1004D again, however the 3rd party updated valuation is still outstanding. 01/25/2022- CDA Desk Review received from Clear Capital supporting appraisal value.	01/25/2022- Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is XX% and guidelines allow XX%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The lowest middle credit score is XXX and guidelines allow a credit score of XXX

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrowers documented $XXXX in available liquid assets - $XXX for funds to close = $XXXX remaining assets - $XXXX for XXXX months PITIA reserves on the subject as required by lender guidelines - $XXXX required reserves on the other financed property XXX = $XXXX/ $XXXX PITIA payments on both financed properties = XXXX months additional reserves for both properties.

Client Name:
Client Project Name:	GSMBS 2023-PJ1
Start - End Dates:	1/6/2022 - 1/14/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Credit Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Credit Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Property Valuation Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Property Valuations Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Compliance Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
XXXX	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
XXXX	Yes	XXXXXX	XXXXXX	D	A	A	A	D	A	C	A	D	A	A	A	D	A	C	A	Not Applicable